Life Insurance Operations (Tables)	12 Months Ended
Mar. 31, 2020
Insurance [Abstract]
Life Insurance Premiums and Related Investment Income
Life insurance premiums and related investment income in fiscal 2018, 2019 and 2020 consist of the following:

	Millions of yen
	2018	2019	2020
Life insurance premiums	¥299,320	¥330,811	¥360,583
Life insurance related investment income*	52,270	16,325	7,195

	¥351,590	¥347,136	¥367,778

*	Life insurance related investment income in fiscal 2018 includes a net unrealized holding gain of ¥14,463 million on trading securities held as of March 31, 2018. Life insurance related investment income in fiscal 2019 and 2020 include net unrealized holding losses of ¥217 million and ¥13,122 million on equity securities held as of March 31, 2019 and 2020, respectively.

Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums
Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For fiscal 2018, 2019 and 2020, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	2018	2019	2020
Reinsurance benefits	¥3,617	¥2,849	¥3,268
Reinsurance premiums	(6,993)	(5,546)	(5,395)

Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for fiscal 2018, 2019 and 2020 are mainly as follows:

	Millions of yen
	2018	2019	2020
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥46,890	¥879	¥(10,798)
Net gains or losses from derivative contracts :	(7,332)	(1,348)	1,667
Futures	(6,238)	(374)	1,257
Foreign exchange contracts	(270)	(350)	8
Options held	(824)	(624)	402
Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(161,510)	¥(83,491)	¥(58,244)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	180,775	75,617	53,442
Changes in the fair value of the reinsurance contracts	7,108	2,559	(5,757)